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                              Janus Investment Fund

                         Janus Global Opportunities Fund
                              Janus Worldwide Fund

                         Supplement dated April 1, 2009
                       to Currently Effective Prospectuses

The following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Global Opportunities Fund and Janus Worldwide Fund:

JANUS GLOBAL OPPORTUNITIES FUND

     GREGORY R. KOLB, CFA, is Executive Vice President and Portfolio Manager of Janus Global Opportunities Fund, which he has co-managed or managed since May 2005. He is also Portfolio Manager of other Janus accounts. Mr. Kolb joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor's degree in Business Administration from Miami University (of
     Ohio) where he graduated magna cum laude with honors. Mr. Kolb holds the Chartered Financial Analyst designation.

     Effective April 1, 2009, references to Jason Yee as Co-Portfolio Manager and the use of the term co-portfolio managers with respect to Janus Global Opportunities Fund are deleted.

JANUS WORLDWIDE FUND

     LAURENT SALTIEL is Executive Vice President and Portfolio Manager of Janus Worldwide Fund, which he has managed since April 2009. Mr. Saltiel is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2002 as an equity research analyst. Mr. Saltiel holds a Bachelor's degree and a Master's degree in Business Administration from Ecole Superieure De Commerce De Paris (ESCP) and Harvard Business School, respectively.

     Jason Yee, the current portfolio manager for Janus Worldwide Fund, will continue to manage the Fund until April 13, 2009, and work with Laurent Saltiel to ensure a smooth transition of the Fund. Effective April 13, 2009, references to Jason Yee are deleted and Laurent Saltiel is portfolio manager of Janus Worldwide Fund.

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     As is currently described in the prospectus, Janus Worldwide Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. The Fund normally invests in issuers from different countries, including the United States, with the potential to have significant exposure to emerging markets.

                Please retain this Supplement with your records.

                              Janus Investment Fund

                              Janus Worldwide Fund

                         Supplement dated April 1, 2009
                       to Currently Effective Prospectuses

Effective April 13, 2009, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Worldwide Fund:

     JANUS WORLDWIDE FUND

     LAURENT SALTIEL is Executive Vice President and Portfolio Manager of Janus Worldwide Fund, which he has managed since April 2009. Mr. Saltiel is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2002 as an equity research analyst. Mr. Saltiel holds a Bachelor's degree and a Master's degree in Business Administration from Ecole Superieure De Commerce De Paris (ESCP) and Harvard Business School, respectively.

Jason Yee, the current portfolio manager for Janus Worldwide Fund, will continue to manage the Fund until April 13, 2009, and work with Laurent Saltiel to ensure a smooth transition of the Fund. Effective April 13, 2009, references to Jason Yee are deleted and Laurent Saltiel is portfolio manager of Janus Worldwide Fund.

As is currently described in the prospectus, Janus Worldwide Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. The Fund normally invests in issuers from different countries, including the United States, with the potential to have significant exposure to emerging markets.

                Please retain this Supplement with your records.